14. Financial assets and liabilities (Details 10) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Other financial assets	$ 1,964,630	$ 1,639,941
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Other financial assets	1,964,630	1,418,443
Financial assets at fair value through profit or loss | Argentina Central Bank bills
Disclosure of financial assets [line items]
Other financial assets	0	597,330
Financial assets at fair value through profit or loss | Mutual funds
Disclosure of financial assets [line items]
Other financial assets	1,964,630	821,113
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Other financial assets	$ 0	$ 221,498